Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000007112
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000007113
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000007115
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000033747
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Without Sales Load [Member] | C000007112
Average Annual Return [Line Items]
Average Annual Return, Percent	13.01%	17.13%	11.91%
Without Sales Load [Member] | C000007113
Average Annual Return [Line Items]
Average Annual Return, Percent	16.37%	14.32%	14.44%
Without Sales Load [Member] | C000007114
Average Annual Return [Line Items]
Average Annual Return, Percent	16.46%	14.40%	14.52%
Without Sales Load [Member] | C000007115
Average Annual Return [Line Items]
Average Annual Return, Percent	16.30%	11.24%	11.58%
Without Sales Load [Member] | C000033747
Average Annual Return [Line Items]
Average Annual Return, Percent	12.60%	17.89%	11.16%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	17.46%	15.69%	14.64%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	17.46%	15.69%	14.64%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	17.46%	15.69%	14.64%
NACC2 Index: MSCI All Country World Index Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index Net
Average Annual Return, Percent	17.27%	13.54%	11.91%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	17.46%	15.69%	14.64%
NACC2 Index: MSCI US Small + Mid Cap 2200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Small + Mid Cap 2200 Index
Average Annual Return, Percent	10.66%	12.97%	11.40%
NACC2 Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	22.02%	11.26%	13.37%
NACC2 Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	22.02%	11.26%	13.37%
NACC2 Index: MSCI US Small Cap 1750 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US Small Cap 1750 Index
Average Annual Return, Percent	9.87%	13.41%	10.63%